Credit Facilities and Short-Term Debt - Additional Information (Details) - USD ($)			12 Months Ended
	Dec. 01, 2021	Nov. 13, 2013	Dec. 31, 2022	Dec. 31, 2021	Feb. 07, 2023	Oct. 27, 2022	Jun. 30, 2022	Jun. 17, 2022	Dec. 29, 2021	Nov. 30, 2021	Nov. 05, 2021	Apr. 01, 2021	Nov. 30, 2020	Nov. 03, 2020	Feb. 11, 2019
Line of Credit Facility [Line Items]
Revolving credit facility, credit agreement maximum limit	$ 300,000,000
Line of credit facility Increasable capacity	$ 100,000,000
Minimum consolidated tangible net worth under credit facility			$ 2,019,600,000
Percentage of consolidated net income			25.00%
Percentage of aggregate net cash proceeds from the issuance of capital stock			25.00%
Percentage of consolidated leverage ratio permitted			35.00%
Securities lending transaction			$ 50,000,000
Maximum
Line of Credit Facility [Line Items]
Securities lending transaction								$ 50,000,000
Aspen U.K. | Deutsche
Line of Credit Facility [Line Items]
Line of Credit Facility, Commitment Fee Amount			22,800,000
Aspen U.K. | Citibank Europe
Line of Credit Facility [Line Items]
Line of Credit Facility, Commitment Fee Amount			75,100,000
AUL | Lloyd's
Line of Credit Facility [Line Items]
Letter of Credit to Support Funds at Lloyd's						$ 285,000,000
Funds at Lloyd's Facility Agreement										$ 80,000,000			$ 150,000,000
AUL | Lloyd's | Maximum
Line of Credit Facility [Line Items]
Letter of Credit to Support Funds at Lloyd's														$ 235,000,000
Bermuda | Natixis
Line of Credit Facility [Line Items]
Revolving credit facility, credit agreement maximum limit											$ 100,000,000
Bermuda | HSBC Bank USA, National Association
Line of Credit Facility [Line Items]
Revolving credit facility, credit agreement maximum limit									$ 75,000,000
Aspen Specialty | Federal Home Loan Bank of Boston
Line of Credit Facility [Line Items]
Revolving credit facility, credit agreement maximum limit												$ 223,000,000
Percentage limit of pledged assets permitted to secure debt obligations												15.00%
AAIC | Federal Home Loan Bank of Boston
Line of Credit Facility [Line Items]
Revolving credit facility, credit agreement maximum limit												$ 141,000,000
Percentage limit of pledged assets permitted to secure debt obligations												10.00%
Citibank Europe
Line of Credit Facility [Line Items]
Outstanding collateralized letters of credit facility			416,800,000	$ 452,400,000
Letters of credit / guarantees | Aspen U.K. | Aspen European
Line of Credit Facility [Line Items]
Revolving credit facility, credit agreement maximum limit															$ 100,000,000
Letters of credit / guarantees | Aspen U.K. | Aspen European | Subsequent Event
Line of Credit Facility [Line Items]
Revolving credit facility, credit agreement maximum limit					$ 100,000,000
Standby Letters of Credit | Bermuda
Line of Credit Facility [Line Items]
Line of Credit Facility, Commitment Fee Amount			100,000,000
Standby Letters of Credit | Bermuda | Deutsche
Line of Credit Facility [Line Items]
Line of Credit Facility, Commitment Fee Amount			120,000,000
Citibank Europe plc | Letters of credit / guarantees
Line of Credit Facility [Line Items]
Revolving credit facility, credit agreement maximum limit							$ 400,000,000
Senior Notes
Line of Credit Facility [Line Items]
Loans issued		$ 300,000,000
Debt stated interest rate		4.65%
Net proceeds from senior notes		$ 299,700,000
Amount of indebtedness subject to default in payment			50,000,000
Annual interest payable			$ 14,300,000